Expense Example, No Redemption - AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund - AZL® MVP Fidelity Institutional Asset Management® Multi-Strategy Fund	Apr. 30, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 84
Expense Example, No Redemption, 3 Years	262
Expense Example, No Redemption, 5 Years	455
Expense Example, No Redemption, 10 Years	$ 1,014